Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ETFS Zacks Earnings Small-Cap U.S. Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Small-Cap U.S. Index.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Zacks Earnings Small-Cap U.S. Index (the “Index”). The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Index Management Solutions, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

The Index is generally comprised of approximately 180 U.S. listed common stocks selected based on a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). The Index Provider selects stocks from a universe composed of common shares of U.S. issuers with a market capitalization ranking by the Index Provider ranging from 1001 to 3000, with a price of at least $3 per share and an average daily price volume of at least $10 million (based either on most recent month or on median monthly price volume over the past 13 months). The Index's stock selection process relies upon two proprietary investment factors – Zacks Rank factor and Zacks Quality factor. The Zacks Rank factor focuses on sell-side analysts' revised earnings estimates to extract stock price movement-related information. The Zacks Quality factor focuses on earnings quality information and favors companies with higher cash earnings and lower accruals.

There are 16 sectors in the Underlying Index. Each sector is equally weighted (i.e., 6.25% or 1/16), unless there is a sector in which no qualifying stocks are identified. The stocks within each sector are also equally weighted. The target number of stocks in a sector is approximately equal to 1/10th of the number of stocks composing that sector in the investible universe. For instance, if there are 80 stocks in the healthcare sector in the index universe, there will be approximately 8 healthcare stocks in the underlying index, each stock having a weight of approximately 0.80% (i.e., 6.25% / 8). In addition no single stock constituent can have a weight of more than 10% and the sum of the stocks that have an individual weight in excess of 5% cannot exceed 45% of the final portfolio. The Index will be reconstituted and rebalanced quarterly.

The Index's stock selection process relies upon two proprietary investment factors – Zacks Rank factor and Zacks Quality factor. The Zacks Rank factor focuses on Earnings Estimate revision information. Various profitability measures (including earnings) of many individual public companies are covered by financial analysts who work for brokerage houses – these analysts are often called sell-side analysts. Zacks tries to extract stock price movement-related information by paying close attention to how those estimates are revised by the sell-side analysts over time.

The Zacks Quality factor focuses on earnings quality information. A company's earnings is composed of cash earnings and accrued earnings. Whereas the cash component is subject to little manipulation by the company's management team, some subjectivity is allowed for the accrued portion according to the U.S. Generally Accepted Accounting Principles (“GAAP”). The Zacks Quality factor is an adaptation of the concept that, in general, companies with lower accruals are less likely to manipulate their earnings and tend to perform better over time.

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Underlying Index in approximately the same proportion as the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Underlying Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative replication strategy.

Risk, Heading	rr_RiskHeading	Summary of Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.
•	Small-Cap Risk: The Fund may invest in the securities of small capitalization companies. As a result, the Fund's performance may be adversely affected if securities of small capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.
•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.
•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to its Index.
•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund's NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.
•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Risk, Lose Money	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
ETFS Zacks Earnings Small-Cap U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.